Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of debt

In millions		Maturity	US$ denominated amount		As at December 31,	2023	2022
Notes and debentures (1)
Canadian National series:
7.63%	30-year debentures	May 15, 2023	US$	—		$—	$203
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		464	474
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		662	678
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		629	644
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	350
4.15%	7-year notes (2)	May 10, 2030				550	—
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		265	271
3.85%	10-year notes (2)	Aug 5, 2032	US$	800		1,059	1,084
4.40%	10-year notes (2)	May 10, 2033				400	—
5.85%	10-year notes (2)	Nov 1, 2033	US$	300		397	—
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		662	678
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		596	610
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		331	339
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		397	407
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		331	339
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		331	339
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		861	881
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		795	813
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		861	881
3.60%	30-year notes (2)	Feb 8, 2049				450	450
3.05%	30-year notes (2)	Feb 8, 2050				450	450
2.45%	30-year notes (2)	May 1, 2050	US$	600		795	813
4.40%	30-year notes (2)	Aug 5, 2052	US$	700		927	949
4.70%	30-year notes (2)	May 10, 2053				800	—
6.13%	30-year notes (2)	Nov 1, 2053	US$	300		397	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100
Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		165	169
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						16,917	14,814
Other
Commercial paper						1,801	805
Finance leases						38	10
Equipment loans and other (4)						715	779
Total debt, gross						19,471	16,408
Net unamortized discount and debt issuance costs (3)						(998)	(979)
Total debt (5)						18,473	15,429
Less: Current portion of long-term debt						2,340	1,057
Total long-term debt						$16,133	$14,372
(1)The Company's notes and debentures are unsecured.
(2)The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)As at December 31, 2023, these notes were recorded as a discounted debt of $15 million (2022 - $15 million) using an imputed interest rate of 5.75% (2022 - 5.75%). The discount of $827 million (2022 - $827 million) is included in Net unamortized discount and debt issuance costs.
(4)Includes $677 million (2022 - $734 million) of equipment loans under the non-revolving credit facility. Also included is $38 million (2022 - $45 million) of other equipment loans payable monthly at a weighted average interest rate of 2.11% (2022 - 2.12%).
(5)See Note 23 – Financial instruments for the fair value of debt.

Schedule of issuances and repayments of commercial paper

In millions	Year ended December 31,	2023	2022	2021
Commercial paper with maturities less than 90 days
Issuance		$13,767	$11,799	$5,254
Repayment		(13,090)	(11,087)	(5,289)
Change in commercial paper with maturities less than 90 days, net		$677	$712	$(35)
Commercial paper with maturities of 90 days or greater
Issuance		$1,871	$440	$353
Repayment		(1,640)	(589)	(252)
Change in commercial paper with maturities of 90 days or greater, net		$231	$(149)	$101
Change in commercial paper, net		$908	$563	$66

Schedule of debt maturities
Debt maturities

In millions	Debt (1)
2024	$2,309
2025	383
2026	695
2027	34
2028	1,014
2029 & thereafter	14,000
Total	18,435
Finance lease liabilities (2)	38
Total debt	$18,473
(1)    Presented net of unamortized discounts and debt issuance costs.
(2)     See Note 13 – Leases for maturities of finance lease liabilities.

Schedule of US dollar-denominated debt
Amount of US dollar-denominated debt

In millions	As at December 31,		2023		2022
Notes and debentures		US$	8,250	US$	7,800
Commercial paper			1,360		594
Finance lease liabilities			27		7
Equipment loans and other			540		574
Total amount of US dollar-denominated debt in US$		US$	10,177	US$	8,975
Total amount of US dollar-denominated debt in C$			$13,477		$12,165